Retirement Plans and Postretirement Costs (Tables)	12 Months Ended
Jun. 30, 2013
Amounts Included in Accumulated Other Comprehensive Loss, Net of Tax

Amounts included in accumulated other comprehensive loss, net of tax, at June 30, 2013, which have not yet been recognized in net periodic benefit cost are as follows (thousands of dollars):

	Pension and SERP Benefits	Postretirement Benefits
Prior service cost (credit)	$37	$(2,662)
Net actuarial loss	17,256	4,313
	$17,293	$1,651

Summary of Pension Supplemental Executive Retirement Plan and Postretirement Plans Income and Expense

The following tables summarize the pension, SERP and postretirement plans’ income and expense, funded status and actuarial assumptions for the years indicated (thousands of dollars). We use a June 30 measurement date for our pension and postretirement plans.

	Pension and SERP Benefits			Postretirement Benefits
	2013	2012	2011	2013	2012	2011
COMPONENTS OF NET PERIODIC BENEFIT COST:
Service cost	$216	$150	$70	$15	$11	$10
Interest cost	4,447	4,784	4,692	181	227	275
Expected return on plan assets	(6,126)	(6,411)	(6,445)	—	—	—
Amortization of prior service cost (credit)	12	12	12	(764)	(764)	(764)
Amortization of unrecognized net loss	4,453	2,414	2,504	898	673	645
Settlement loss	2,144	—	—	—	—	—
Net Periodic benefit cost	$5,146	$949	$833	$330	$147	$166

	Pension and SERP Benefits		Postretirement Benefits
	June 30, 2013	July 1, 2012	June 30, 2013	July 1, 2012
WEIGHTED-AVERAGE ASSUMPTIONS
Benefit Obligations:
Discount rate	5.02%	4.56%	5.02%	4.56%
Expected return on plan assets	7.5%	7.5%	n/a	n/a
Rate of compensation increases—SERP	3.0%	3.0%	n/a	n/a
Net Periodic Benefit Cost:
Discount rate	4.56%	5.57%	4.56%	5.57%
Expected return on plan assets	7.5%	7.8%	n/a	n/a
Rate of compensation increases—SERP	3.0%	3.0%	n/a	n/a

	Pension and SERP Benefits			Postretirement Benefits
	2013	2012	2013			2012
CHANGE IN PROJECTED BENEFIT OBLIGATION:
Benefit obligation at beginning of year	$103,383	$89,609	$	4,475	$	4,586
Service cost	216	150		15		11
Interest cost	4,447	4,784		181		227
Actuarial loss (gain)	(8,381)	12,663		239		917
Benefits paid	(9,750)	(3,823)		(1,370)		(1,266)
Benefit obligation at end of year	$89,915	$103,383	$	3,540	$	4,475

CHANGE IN PLAN ASSETS:
Fair value of plan assets at beginning of year	$79,517	$83,023	$	—	$	—
Actual return on plan assets	11,914	(1,683)		—		—
Employer contribution	8,753	2,000		1,370		1,266
Benefits paid	(9,750)	(3,823)		(1,370)		(1,266)
Fair value of plan assets at end of year	90,434	79,517		—		—

Funded status – prepaid (accrued) benefit obligations	$519	$(23,866)	$	(3,540)	$	(4,475)

AMOUNTS RECOGNIZED IN CONSOLIDATED BALANCE SHEETS:
Other long-term assets	$1,983	$—	$	—	$	—
Accrued payroll and benefits (current liabilities)	—	(5,664)		(823)		(1,010)
Accrued benefit obligations (long-term liabilities)	(1,464)	(18,202)		(2,717)		(3,465)
Net amount recognized	$519	$(23,866)	$	(3,540)	$	(4,475)

CHANGES IN PLAN ASSETS AND BENEFIT OBLIGATIONS RECOGNIZED IN OTHER COMPREHENSIVE INCOME:
Net periodic benefit cost	$5,146	$949	$	330	$	147
Net actuarial (gain) loss	(14,170)	20,756		238		917
Amortization of prior service (cost) credits	(12)	(12)		764		764
Amortization of unrecognized net loss	(6,597)	(2,414)		(898)		(673)
Total recognized in other comprehensive income, before tax	(20,779)	18,330		104		1,008
Total recognized in net periodic benefit cost and other comprehensive income	$(15,633)	$19,279	$	434	$	1,155

The Accumulated Benefit Obligations and Projected Benefit Obligations for the Pension and SERP

The following table summarizes the accumulated benefit obligations and projected benefit obligations for the pension and SERP (thousands of dollars):

	Pension		SERP
	June 30, 2013	July 1, 2012	June 30, 2013	July 1, 2012
Accumulated benefit obligation	$88,451	$96,167	$1,020	$6,629
Projected benefit obligation	$88,451	$96,167	$1,464	$7,216

Significant Effect of Health Care Trend on the Postretirement Benefit

The health care cost trend assumption has a significant effect on the postretirement benefit amounts reported. A 1% change in the health care cost trend rates would have the following effects (thousands of dollars):

	1% Increase	1% Decrease
Effect on total of service and interest cost components in fiscal 2013	$3	$(3)
Effect on postretirement benefit obligation as of June 30, 2013	$59	$(57)

Pension Plan Weighted-Average Asset Allocations by Asset Category

The pension plan weighted-average asset allocations by asset category are as follows:

	Target Allocation	June 30, 2013	July 1, 2012
Equity investments	70%	64%	64%
Fixed-income Investments	30%	30%	32%
Other	—	6%	4%
Total	100%	100%	100%

Summary, by Asset Category, of the Fair Value of Pension Plan Assets

The following is a summary, by asset category, of the fair value of pension plan assets at the June 30, 2013 and June 30, 2012 measurement dates (thousands of dollars):

	June 30, 2013								June 30, 2012
Asset Category	Level 1		Level 2		Level 3		Total		Level 1		Level 2		Level 3		Total
Cash and cash equivalents	$—	$	4,572	$	—	$	4,572	$	3,411	$	—	$	—	$	3,411
Equity Securities/Funds:
Small Cap	13,681		—		—		13,681		10,707		—		—		10,707
Mid Cap	9,048		—		—		9,048		8,404		—		—		8,404
Large Cap	18,039		—		—		18,039		17,872		—		—		17,872
International	17,600		—		—		17,600		13,650		—		—		13,650
Fixed Income Bond Funds/Bonds	1,024		21,383		—		22,407		22,313		—		—		22,313
Hedge Funds	—		—		5,087		5,087		—		—		3,160		3,160
Total	$59,392	$	25,955	$	5,087	$	90,434	$	76,357	$	—	$	3,160	$	79,517

Changes in Level 3 Investments for the Pension Plan Assets

The following table summarizes the changes in Level 3 investments for the pension plan assets (thousands of dollars):

	Fair Value June 30, 2012	Net Purchases and Sales	Realized and Unrealized Gain, net	Fair Value June 30, 2013
Hedge Funds	$3,160	$1,420	$507	$5,087

Expected Future Benefit Payments

We do not expect to make contributions to our SERP in fiscal 2014. The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid (thousands of dollars):

	Pension and SERP Benefits	Postretirement Benefits
2014	$4,318	$823
2015	$5,269	$724
2016	$5,030	$594
2017	$5,240	$491
2018	$5,463	$392
2019-2023	$30,903	$797